ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Australia - 0.4%
Metals & Mining - 0.4% (d)
Kingsgate Consolidated, Ltd. (a)	2,522,017	$2,962,029

Canada - 80.7%
Metals & Mining - 80.7% (d)
AbraSilver Resource Corp. (a)	15,909,738	4,112,561
Americas Gold & Silver Corp. (a)(e)	6,628,494	3,769,528
Andean Precious Metals Corp. (a)(e)	5,167,214	4,236,047
Aris Mining Corp.	1,505,706	3,725,343
Ascot Resources, Ltd. (a)	4,852,782	1,863,698
Aya Gold & Silver, Inc. (a)	3,402,978	22,669,765
Bear Creek Mining Corp. (a)	4,482,213	2,499,314
Benchmark Metals, Inc. (a)(e)	2,376,969	693,429
Canada Silver Cobalt Works, Inc. (a)	2,460,218	145,360
Capstone Copper Corp. (a)	7,612,008	27,772,023
Coppernico Metals, Inc. (a)(b)	585,867	121,245
Discovery Silver Corp. NPV (a)	11,178,580	11,310,675
Dolly Varden Silver Corp. (a)	7,148,790	4,751,781
Dundee Precious Metals, Inc.	2,118,060	10,183,582
Eldorado Gold Corp. (a)	1,934,325	16,128,899
Endeavour Silver Corp. (a)	6,283,402	20,358,222
Excellon Resources, Inc. (a)	1,335,272	433,914
First Majestic Silver Corp.	11,223,769	93,606,233
Fortuna Silver Mines, Inc. (a)	3,250,223	12,218,342
GoGold Resources, Inc. (a)	9,885,458	15,843,016
Hudbay Minerals, Inc.	2,913,321	14,717,220
Kootenay Resources, Inc. (a)(b)	224,973	1,661
Kootenay Silver, Inc. (a)	12,346,947	1,459,019
Liberty Gold Corp. (a)	3,351,756	1,386,251
MAG Silver Corp. (a)	3,528,920	55,123,086
Mandalay Resources Corp. (a)	997,544	2,232,318
Metalla Royalty & Streaming, Ltd. (a)	503,608	2,451,091
Minaurum Gold, Inc. (a)	3,818,014	507,565
Mirasol Resources, Ltd. (a)	536,583	265,517
New Gold, Inc. (a)	7,458,989	7,326,776
New Pacific Metals Corp. (a)	1,723,142	3,817,892
Orla Mining, Ltd. (a)	3,267,959	13,226,304
Pan American Silver Corp.	2,350,103	38,358,402
Sabina Gold & Silver Corp. (a)	6,070,709	5,963,104
Seabridge Gold, Inc. (a)	885,936	11,123,273
Sierra Metals, Inc. (a)	1,838,195	325,825
Silvercorp Metals, Inc.	5,762,064	16,937,234
SilverCrest Metals, Inc. (a)	4,936,118	29,529,214
SSR Mining, Inc.	2,338,834	36,602,579
Summa Silver Corp. (a)	2,540,204	1,500,859
Trevali Mining Corp. (a)(b)	967,999	–
Yamana Gold, Inc.	12,941,432	71,824,948
Total Metals & Mining		571,123,115

Luxembourg - 1.3%
Metals & Mining - 1.3% (d)
Nexa Resources SA	1,509,692	9,103,443

Peru - 2.1%
Metals & Mining - 2.1% (d)
Cia de Minas Buenaventura SAA - ADR	1,977,346	14,731,228

South Africa - 3.6%
Metals & Mining - 3.6% (d)
Harmony Gold Mining Co., Ltd. - ADR	7,474,671	25,413,881

United Kingdom - 0.7%
Metals & Mining - 0.7% (d)
Hochschild Mining PLC	5,766,623	4,897,544

United States - 10.8%
Metals & Mining - 10.8% (d)
Coeur Mining, Inc. (a)	3,209,595	10,784,239
Gatos Silver, Inc. (a)	2,364,239	9,669,737
Gold Resource Corp.	1,009,905	1,545,155
Golden Minerals Co. (a)(e)	5,740,079	1,575,078
Hecla Mining Co.	6,648,091	36,963,386
Ivanhoe Electric, Inc. (a)	1,058,847	12,864,991
McEwen Mining, Inc. (a)	541,840	3,175,182
Total Metals & Mining		76,577,768

Virgin Islands (UK) - 0.1%
Metals & Mining - 0.1% (d)
Sailfish Royalty Corp. (e)	764,842	621,364
TOTAL COMMON STOCKS (Cost $829,593,028)		705,430,372

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.08% (c)	3,187,160	3,187,160
TOTAL SHORT-TERM INVESTMENTS (Cost $3,187,160)		3,187,160

Total Investments (Cost $832,780,188) - 100.2%		708,617,532
Liabilities in Excess of Other Assets - (0.2)%		(1,310,780)
TOTAL NET ASSETS - 100.0%		$707,306,752

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Value determined based on estimated fair value. The value of this security totals $122,906, which represents 0.02% of total net assets. Classified as Level 3 in the fair value hierarchy.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(e)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $10,895,446, which represents 1.54% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

SILJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$705,041,949	$265,517	$122,906	(1)	$705,430,372
Short-Term Investments	3,187,160	-	-		3,187,160
Total Investments in Securities	$708,229,109	$265,517	$122,906		$708,617,532

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.